Finance Expense and Income - Summary of Finance Expense and Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Disclosure of finance income expense [line items]
Finance expense - Interest income/(expense)	$ (3,437)	$ (3,696)	$ (3,588)
Finance expense - Net interest on net defined benefit liabilities	(89)	(90)	(73)
Finance expense - Accretion expense	(722)	(808)	(782)
Finance expense - Net interest income on Brazilian tax credits	0	0	0
Finance expense - Other financial results	(852)	(1,214)	(1,349)
Finance expense - Finance income/(expense) excluding exceptional items	(5,100)	(5,808)	(5,792)
Finance expense - Exceptional finance income/(expense)	(1,277)	(325)	(22)
Finance expense - Finance income/(expense)	(6,376)	(6,133)	(5,814)	[2]
Finance income - Interest income/(expense)	591	565	294
Finance income - Accretion expense	0	0	0
Finance income - Net interest on net defined benefit liabilities	0	0	0
Finance income - Net interest income on Brazilian tax credits	142	168	168
Finance income - Other financial results	8	42	352
Finance income - Finance income/(expense) excluding exceptional items	742	775	814
Finance income - Exceptional finance income/(expense)	282	256	851
Finance income - Finance income/(expense)	1,024	1,031	1,665	[2]
Net - Interest income/(expense)	(2,846)	(3,131)	(3,294)
Net - Net interest on net defined benefit liabilities	(89)	(90)	(73)
Net - Accretion expense	(722)	(808)	(782)
Net - Net interest income on Brazilian tax credits	142	168	168
Net - Other Financial results	(843)	(1,172)	(997)
Net - Finance income/(expense) excluding exceptional items	(4,358)	(5,033)	(4,978)
Net - Exceptional finance income/(expense)	(995)	(69)	829
Net finance income/(expense)	$ (5,353)	$ (5,102)	$ (4,148)	[2]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.